Segmented Information	12 Months Ended
Dec. 31, 2017
Disclosure Of Operating Segments [Abstract]
Segmented Information
22.	SEGMENTED INFORMATION

Operating results of operating segments are reviewed by the Company's chief operating decision maker ("CODM") to make decisions about resources to be allocated to the segments and to assess their performance. During the year ended December 31, 2017, as a result of the changes in the Company’s management team and increased activity at the Ana Paula Project, the Company reassessed its operating segments. The Company has determined that it has two reportable operating segments, the San Francisco Mine and the Ana Paula Project. Other consists primarily of the Company’s corporate assets, derivative assets, warrant liabilities and corporate and administrative expenses which are not allocated to operating segments and the Caballo Blanco Property which was disposed of during the year ended December 31, 2016 (note 5). Prior period results have been represented to reflect the current presentation.

A reporting segment is defined as a component of the Company:

•	that engages in business activities from which it may earn revenues or incur expenses;
•	whose operating results are regularly reviewed by the Company’s chief operating decision maker to make decisions about resources to be allocated to the segment and assess its performance; and,
•	for which discrete financial information is available.

The CODM evaluates segment performance based on earnings from operations and capital expenditures.

The Company does not treat the production of gold and silver, the primary two minerals produced at the San Francisco Mine, as separate operating segments as they are the output of the same production process, only become separately identifiable as finished goods and are not reported separately from a management perspective.

	Year ended December 31, 2017
Segment results	San Francisco Mine	Ana Paula Project	Other	Total
Metal revenues	$105,162	$-	$-	$105,162
Production costs	(69,818)	-	-	(69,818)
Depreciation and depletion	(4,641)	-	-	(4,641)
Corporate and administrative expenses	(2,047)	-	(6,590)	(8,637)
Earnings (loss) from operations	$28,656	$-	$(6,590)	$22,066
Capital expenditures	$20,909	$17,256	$163	$38,328

	Year ended December 31, 2016
Segment results	San Francisco Mine	Ana Paula Project	Other	Total
Metal revenues	$123,873	$-	$-	$123,873
Production costs	(74,717)	-	-	(74,717)
Depreciation and depletion	(14,299)	-	-	(14,299)
Corporate and administrative expenses	(2,085)	-	(5,522)	(7,607)
Impairment reversal of mineral properties and other assets	23,699	-	-	23,699
Other	-	-	(13,593)	(13,593)
Earnings (loss) from operations	$56,471	$-	$(19,115)	$37,356
Capital expenditures	$5,647	$13,154	$178	$18,979

Segment assets and liabilities	San Francisco Mine	Ana Paula Project	Other	Total
As at December 31, 2017
Total assets	$89,612	$107,196	$38,827	$235,635
Total liabilities	$33,577	$3,028	$2,445	$39,050
As at December 31, 2016
Total assets	$64,008	$88,427	$18,408	$170,843
Total liabilities	$22,249	$1,791	$3,717	$27,757

During the years ended December 31, 2017 and 2016, the Company had sales agreements with three major customers. The percentage breakdown of metal revenues by major customer is as follows:

	Years ended December 31,
	2017	2016
Customer A	94%	95%
Customer B	5%	4%
Customer C	1%	1%
Total	100%	100%

Due to the nature of the gold market, the Company is not dependent on any customers to sell finished goods.

The Company’s metal revenues from operations, 100% of which are derived in Mexico, for the years ended December 31, 2017 and 2016, are as follows:

	Years ended December 31,
	2017	2016
Gold	$104,510	$122,916
Silver by-product	652	957
	$105,162	$123,873